Related party transactions	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
15	Related party transactions

(a)	The Company paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
Director, Chief Executive Officer		Director	Director	Director and Chief Operating Officer
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2016	$857 (i), (iii)	$170 (iii)	Nil	$249
2017	$643 (i), (iii)	$171 (iii)	Nil	$249
2018	$643 (i), (iii)	$170 (iii)	Nil	$259 (iii)

Mr. Henry		Mr. Albert
Schlueter		So
Director and Assistant Secretary		Director, Chief Financial Officer and Secretary
$ in thousands		$ in thousands

2016	$60 (ii)	$181(iii)
2017	$62 (ii)	$152
2018	$60 (ii)	$162 (iii)

The emoluments paid to the Company’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.

(ii)	The amounts for the years ended March 31, 2016, 2017 and 2018 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2016, included unpaid vacation payments of approximately $57,000, $10,000 and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung and Mr. Albert So, respectively. The amount for the year ended March 31, 2017, included unpaid vacation payments of approximately $43,000 and $11,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2018, included unpaid vacation payments of approximately $43,000, $10,000, $10,000 and $10,000 for Mr. Anthony So, Mr. Kim Wah Chung, Mr. Andrew So and Mr. Albert So, respectively.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Hong Kong borrowed an interest-free loan of approximately $538,000 from a director and stockholder, Mr. Anthony So, to provide working capital.  This loan is to be repaid in 48 equal installments.  As of March 31, 2018, the Company had repaid a total of approximately $471,000 to Mr. Anthony So, and the balance of loan due to Mr. Anthony so was approximately $67,000.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Shenzhen, PRC entered into a rental agreement with a director and stockholder, Mr. Anthony So, for three apartment units located in Shenzhen, PRC for office usage.  Mr. Anthony So is the sole owner of these three apartment units.  The monthly rental payment was approximately $2,000.  Starting from August 1, 2016, rental of two of the apartment units was no longer required and the rental agreement was terminated, and a new rental agreement for one apartment unit for staff quarters was in place, for a monthly rental payment of $270.  The total rental payment paid to Mr. Anthony So during the fiscal year ended March 31, 2018 was approximately $3,000 (2017: $9,000; 2016: $24,000).

During the fiscal year ended March 31, 2015, one of the subsidiaries in Xinxing, PRC entered into a rental agreement with a director and stockholder, Mr. Andrew So, for an apartment unit located in Xinxing, PRC for staff quarters.  Mr. Andrew So is the sole owner of this apartment unit.  The monthly rental payment is approximately $450, and the total rental payment paid to Mr. Andrew So during the fiscal year ended March 31, 2018 was approximately $5,000 (2017: $5,000; 2016: $5,000).

During the fiscal year ended March 31, 2016, one of the subsidiaries in Shenzhen, PRC entered into a rental agreement with a director and stockholder, Mr. Anthony So, for one apartment unit located in Shenzhen, PRC for staff quarters.  Mr. Anthony So is the sole owner of this apartment unit.  Starting from April 1, 2017, rental of this apartment unit was no longer required and the rental agreement was terminated.  The monthly rental payment was approximately $330, and the total rental payment paid to Mr. Anthony So during the fiscal year ended March 31, 2018 was $nil (2017: $4,000; 2016: $2,000) for this unit.

In February 2017, a non-employee director of the Company, Henry F. Schlueter, sold 24,000 shares of the Company’s common stock to the Company at a purchase price of $2.39 per share, pursuant to the Company repurchase program.  In February 2018, a non-employee director of the Company, Henry F. Schlueter, sold 10,000 shares of the Company’s common stock to the Company at a purchase price of $3.48 per share, pursuant to the Company repurchase program.